Assumptions Used in Black-Scholes Model (Detail)	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free rate	0.11%
Expected term (in years)	1 month 13 days
Expected volatility	43.27%